BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BASIC AND DILUTED LOSS PER SHARE
Loss attributable to common shareholders	$ 104,366	$ 36,149
Weighted average number of common shares outstanding	545,437	537,851